Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,862,800
Previously Paid Amount	0.00
Total Fee Amount	947.75
Total Offset Amount	0.00
Net Fee	947.75
Narrative - Max Aggregate Offering Price	$ 6,862,800
Final Prospectus	true